Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$ 129,166	$ 78,810	$ (51,633)
Non-cash charges and credits:
Depreciation and amortization	99,382	92,969	110,715
Loss from derivative instruments	7,065	3,065	2,894
Amortization and accrual of letter of credit fees and deferred financing costs	3,433	3,974	3,982
Gain of property and equipment sales	(93,122)	(55,163)	(10,942)
Deferred income taxes	1,731	5,499	(9,057)
Foreign currency exchange results	20,366	(33,348)	23,239
Accrued net share-based compensation expense	4,216	3,558	4,082
Impairment of long-lived assets and goodwill	17,764	12,742	13,022
Write-offs and related contingencies of property and equipment	8,528	5,776	6,038
Gain on Sales of restaurants businesses	(14,742)	(16,549)	(3,390)
Others, net	6,305	6,637	7,156
Changes in assets and liabilities:
Accounts payable	102,660	35,815	25,020
Accounts and notes receivable and other receivables	(50,211)	(32,604)	2,369
Inventories, prepaid and other assets	(53,466)	26,763	(45,900)
Income taxes payable	18,946	9,480	15,786
Other taxes payable	12,672	8,180	(2,568)
Interest payable	2,942	(9,533)	(3,746)
Accrued payroll and other liabilities and provision for contingencies	35,075	15,412	24,195
Others	(3,540)	2,706	1,427
Net cash provided by operating activities	255,170	164,189	112,689
Investing activities
Property and equipment expenditures	(174,766)	(92,282)	(90,964)
Purchases of restaurant businesses paid at acquisition date	(870)	0	(1,091)
Proceeds from sale of property and equipment and related advances	61,983	88,380	19,738
Proceeds from sales of restaurant businesses and related advances	10,407	25,090	3,861
Acquisitions of short-term investments	(19,588)	0	0
Loans collected from related parties	0	1,800	9,702
Other investing activity	(1,646)	30	(1,361)
Net cash (used in) provided by investing activities	(124,480)	23,018	(60,115)
Financing activities
Issuance of 2027 Notes	265,000	0	0
(Repayment of) / proceeds from secured loan agreement	(169,511)	167,262	0
Purchase of 2023 Notes	(48,885)	(80,800)	0
Net (payment) collection of derivative instruments	(40,822)	(6,268)	19,817
Dividend payments to Arcos Dorados Holdings Inc.’ shareholders	0	0	(12,509)
Purchase and repayment of 2016 Notes	0	(181,156)	(11,710)
Net short-term borrowings	0	(2,488)	(29,043)
Other financing activities	(9,135)	(9,545)	(8,818)
Net cash used in financing activities	(3,353)	(112,995)	(42,263)
Effect of exchange rate changes on cash and cash equivalents	(13,649)	8,072	(36,822)
Increase (decrease) in cash and cash equivalents	113,688	82,284	(26,511)
Cash and cash equivalents at the beginning of the year	194,803	112,519	139,030
Cash and cash equivalents at the end of the year	308,491	194,803	112,519
Supplemental cash flow information:
Interest	53,206	76,605	64,229
Income tax	24,112	39,135	11,191
Non-cash investing and financing activities:
Seller financing pending of payment and settlement of franchise receivables related to purchases of restaurant businesses	36	0	2,113
Exchange of assets	$ 6,721	$ 2,150	$ 0